Commitments and Contingencies - Narrative (Details) TJ in Millions	Dec. 31, 2023 TJ
Disclosure of Commitments [Line Items]
Total firm natural gas transportation	75
Pioneer Pipeline
Disclosure of Commitments [Line Items]
Total firm natural gas transportation	400